SHORT-TERM AND LONG-TERM BORROWINGS	3 Months Ended
Mar. 31, 2020
SHORT-TERM AND LONG TERM BORROWINGS
SHORT-TERM AND LONG-TERM BORROWINGS

15. SHORT-TERM AND LONG-TERM BORROWINGS

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of December 31, 2018 and 2019, and March 31, 2020. Short-term borrowings include borrowings with maturity terms shorter than one year and the current portion of the long-term borrowings.

	Fixed annual		December 31,	December 31,	March 31,
Funding Partners	interest rate	Term	2018	2019	2020
			RMB	RMB	RMB
					(Unaudited)
Short-term borrowings	8.2%	within 12 months	325,715	111,122	6,720
Current portion of long-term borrowings	5.9%-9.8%	mature before March 31, 2021	298,873	152,303	112,349
Long-term borrowings	5.0%-6.7%	2 - 4 years	481,801	241,026	234,585
			1,106,389	504,451	353,654

Long-term borrowings of RMB1.6 million and current portion of long-term borrowings of RMB112.3 million were secured by loan recognized as a result of payment under the guarantee of RMB433.9 million as at March 31, 2020 (Note 7).

Short-term borrowings of RMB6.7 million were secured by financial lease receivable due from car dealers of RMB 27.9 million (Note 11).

The weighted average interest rate for the outstanding borrowings was approximately 6.5%, 6.1% and 5.6 % as of December 31, 2018 and 2019, and March 31, 2020, respectively.